Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,857	$ 3,061	$ 5,702
Accounts receivable, net of allowances	2,375	1,358	1,378
Inventories	1,700	1,127	1,498
Prepaid and other current assets	255	249	139
Total current assets	6,187	5,795	8,717
Property and equipment:
Machinery, equipment and furniture	11,979	11,691	11,669
Less accumulated depreciation	(11,077)	(10,830)	(10,655)
Property and equipment, net	902	861	1,014
Other intangible assets, net	2,331	102	123
Goodwill	3,148
Long-term inventories	469
Other assets	5	5	349
Total assets	13,042	6,763	10,203
Current liabilities:
Accounts payable	2,740	741	434
Accrued compensation	832	454	875
Deferred income	12	21	169
Short-term deferred acquisition payment	2,224
Other accrued expenses	670	541	519
Total current liabilities	6,478	1,757	1,997
Deferred tax liability	25
Deferred income		9
Long-term deferred acquisition payments	4,665
Other accrued liabilities	122	151
Total liabilities	11,290	1,917	1,997
COMMITMENTS AND CONTINGENCIES
Shareholders' equity:
Common stock, $.01 par value, 25,000 shares authorized	147	145	144
Additional paid-in capital	115,107	114,732	114,360
Accumulated deficit	(113,502)	(110,031)	(106,298)
Total shareholders' equity	1,752	4,846	8,206
Total liabilities and shareholders' equity	13,042	6,763	10,203
Scenario, Previously Reported [Member]
Shareholders' equity:
Common stock, $.01 par value, 25,000 shares authorized		144
Additional paid-in capital		$ 114,733